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                             SEPARATE ACCOUNT THREE
                        HARTFORD LIFE INSURANCE COMPANY

     SUPPLEMENTS DATED JANUARY 31, 2007 TO THE PROSPECTUS AND STATEMENT OF
                  ADDITIONAL INFORMATION DATED AUGUST 14, 2006

DIRECTOR M PLATINUM                                     FILE NO. 333-119414
DIRECTOR M PLATINUM OUTLOOK                             FILE NO. 333-119417

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              SUPPLEMENT DATED JANUARY 31, 2007 TO YOUR PROSPECTUS

On or about February 7, 2007 shareholders will vote on the proposed merger of BB&T Large Cap Growth VIF into BB&T Large Cap VIF. If the proposed merger is approved, all assets of BB&T Large Cap Growth VIF will be transferred into BB&T Large Cap VIF, and shareholders of BB&T Large Cap Growth VIF will receive shares of BB&T Large Cap VIF. If approved by the shareholders, the merger is scheduled to take place on or about February 9, 2007.

As a result, if any of your Contract Value is currently invested in the BB&T Large Cap Growth VIF Sub-Account, that Contract Value will be merged into the BB&T Large Cap VIF Sub-Account. If any portion of your future Premium Payments is allocated to the BB&T Large Cap Growth VIF Sub-Account, you should re-direct that allocation to another Sub-Account available under your Contract before the close of trading on the New York Stock Exchange on February 8, 2007.

Effective as of the close of trading of the New York Stock Exchange on February 8, 2007, any Dollar Cost Averaging, InvestEase(R), Asset Rebalancing Program or other administrative program that includes transfers of Contract Value or allocations to the BB&T Large Cap Growth VIF Sub-Account will be updated to reflect the BB&T Large Cap VIF Sub-Account.

In the event that the proposed merger is approved, all references and information contained in the prospectus for your Contract related to BB&T Large Cap Growth VIF Sub-Account is deleted.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-6082

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                   SUPPLEMENT DATED JANUARY 31, 2007 TO YOUR
                      STATEMENT OF ADDITIONAL INFORMATION

In the event that the proposed merger is approved, all references and information contained in the statement of additional information for your Contract related to BB&T Large Cap Growth VIF Sub-Account is deleted.

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE STATEMENT OF ADDITIONAL INFORMATION
                             FOR FUTURE REFERENCE.

HV-6083